Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

17. Commitments and Contingencies

a) Development costs

The Company is contingently liable for development costs of Smerud Medical Research International (“Smerud”) in the approximate amount of $1,191 which has been accrued as of September 30, 2021 and will be payable only if Smerud is unable to identify investors to fund development of in licensed products from the Company by December 31, 2021; as extended from October 1, 2021 during the period ended September 30, 2021.

On November 10, 2020 the Company entered into a cost sharing agreement with Smerud for the development of Ixempra whereby Smerud will be entitled to 7.5% royalties on future revenue in exchange for funding half of the development costs. As of September 30, 2021 Smerud has performed work valued at $139 and is entitled to a very low amount of future royalties.

b) License Agreement with Eisai for Stenoparib

During the period ended September 30, 2021, the terms of our agreement with Eisai have been revised to provide Eisai the right to terminate the agreement if we do not complete a Phase 2 clinical trial before December 31, 2022, unless we elect to pay a very low seven digit extension payment.

24. Commitments and Contingencies

Development costs

The Company is contingently liable for development costs of Smerud Medical Research International (“Smerud”) in the approximate amount of $1,191 which has been accrued as of December 31, 2020 and will be payable only if Smerud is unable to identify investors to fund development of in licensed products from the Company by October 1, 2021.